Income Taxes (Details) - Schedule of income tax provision - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Federal
Current				$ 434,898
Deferred			(177,589)	(166,071)
State and Local
Current				89,879
Deferred				(71,024)
Change in valuation allowance			177,589	237,095
Income tax provision	$ 452,561			$ 524,777